Cash flows reconciliation (Details 2) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
December 31, 2022	$ 12,471	$ 11,181
Additions	1,960	1,800
Payments	(592)	(620)
Interest paid (i)	(397)	(369)
Cash flow from financing activities	971	811
Effect of exchange rate	(54)	44
Interest accretion	382	381
Non-cash changes	328	425
June 30, 2023	13,770	12,417
Quoted In The Secondary Market [Member]
IfrsStatementLineItems [Line Items]
December 31, 2022	7,474	6,497
Additions	1,000	1,500
Payments	(51)	(517)
Interest paid (i)	(227)	(237)
Cash flow from financing activities	722	746
Effect of exchange rate	(53)	7
Interest accretion	227	234
Non-cash changes	174	241
June 30, 2023	8,370	7,484
Other Debt Contracts In Brazil [Member]
IfrsStatementLineItems [Line Items]
December 31, 2022	250	280
Additions
Payments	(24)	(38)
Interest paid (i)	(11)	(16)
Cash flow from financing activities	(35)	(54)
Effect of exchange rate	(30)	34
Interest accretion	11	16
Non-cash changes	(19)	50
June 30, 2023	196	276
Other Debt Contracts On The International Market [Member]
IfrsStatementLineItems [Line Items]
December 31, 2022	4,747	4,404
Additions	960	300
Payments	(517)	(65)
Interest paid (i)	(159)	(116)
Cash flow from financing activities	284	119
Effect of exchange rate	29	3
Interest accretion	144	131
Non-cash changes	173	134
June 30, 2023	$ 5,204	$ 4,657